NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)	1 Months Ended		3 Months Ended				9 Months Ended			12 Months Ended
	Apr. 21, 2016 shares	Feb. 26, 2015 shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2013 shares
Working Capital Surplus (Deficit)			$ 3,434,290	$ (187,156)	$ 890,885	$ (2,599,374)	$ 3,434,290	$ 890,885	$ (128,361)	$ (187,156)	$ 890,885	$ (2,599,374)
Stockholders' Equity Attributable to Parent			24,314,344	263,906	977,988	(2,498,745)	24,314,344	977,988	(50,439)	263,906	977,988	(2,498,745)	$ (774,626)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ (810,418)	$ (1,004,092)	$ 1,212,737	$ (7,609,347)	$ (2,404,644)	$ 2,040,240	$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Stockholders' Equity, Reverse Stock Split							1-for-0.831105		1-for-0.831105
Common Stock, Shares Authorized | shares			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	200,000,000	150,000,000	150,000,000	150,000,000		200,000,000
Net Income (Loss) Attributable to Parent				$ (1,004,092)		$ (7,634,146)	$ (2,404,644)	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Retained Earnings (Accumulated Deficit)			$ (14,056,624)	$ (11,651,980)	$ (10,647,888)	$ (12,688,128)	$ (14,056,624)	$ (10,647,888)	$ (5,053,982)	$ (11,651,980)	$ (10,647,888)	$ (12,688,128)
Interactive Motion Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000
Debt Instrument, Convertible, Conversion Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%